Change in Benefit Obligation (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Benefit obligation beginning balance	$ 446,146	$ 434,594	$ 349,624
Acquisition			7,874
Actuarial (gain) loss	14,941	(10,478)	(16,687)
Service cost	75,039	78,983	74,660
Interest cost	44,025	41,987	36,731
Benefits paid	(26,382)	(39,297)	(22,851)
Effect of exchange rate changes	(26,257)	(59,643)	5,243
Benefit obligation ending balance	527,512	446,146	434,594
Current - (included in other employee payable)	47,713	36,885	35,220
Non-current - (included in retirement benefits)	$ 479,799	$ 409,261	$ 399,374